Note 22 - Financial Information of Colony Bankcorp, Inc. (Parent Only) Statements of Operations, Parent Company (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total income		$ 60,483	$ 49,022
Salaries and employee benefits		26,218	20,123
Income before income taxes and equity in undistributed earnings of subsidiaries		12,609	14,917
Provision for income taxes		2,398	3,000
Net income	$ 10,211	10,211	11,917
Parent Company [Member]
Dividends from subsidiaries		6,731	8,329
Total income		7,499	9,036
Interest		1,541	972
Salaries and employee benefits		1,097	1,084
Other		1,262	691
Total expenses		3,899	2,747
Income before income taxes and equity in undistributed earnings of subsidiaries		3,600	6,289
Provision for income taxes		639	422
Income before equity in undistributed earnings of subsidiaries		4,239	6,711
Equity in undistributed earnings of subsidiaries		5,972	5,206
Net income		10,211	11,917
Parent Company [Member] | Management Service [Member]
Non interest revenue from banking services		750	601
Parent Company [Member] | Financial Service, Other [Member]
Non interest revenue from banking services		$ 18	$ 106